Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

Investments - 110.0%[7]	Sector	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Direct Investments - 71.2%[1,2]
Direct Credit - 0.3%
North America - 0.3%
COP Exterminators Acquisitions, Inc.[9] ($477,712 principal amount, 9% Cash 4% PIK, 1/28/2030)	Consumer Staples	Subordinated debt	7/31/2023		$477,712	$477,712
Donut Acquisition Co.[9,10] ($49,299 principal amount, 8.79% Cash (CME Term SOFR 6M+4.75%, 1.00% Floor), 5/30/2031)	Consumer Staples	Subordinated debt	5/30/2025		49,299	49,797
Gula Buyer, Inc.[9,10] ($245,529 principal amount, 8.27% Cash (CME Term SOFR 1M+4.50%, 0.75% Floor), 10/25/2031)	Consumer Discretionary	Subordinated debt	10/25/2024		245,529	245,529
PracticeTek Midco, LLC[9] ($1,366,627 principal amount, 14% PIK, 8/30/2030)	Financial Technology	Subordinated debt	8/30/2023		1,366,627	1,366,627
Total Direct Credit					2,139,167	2,139,665

Direct Equity - 70.9%
Asia - Pacific - 2.9%
SLP Rainbow Co-Invest, L.P.*	Consumer Staples	Limited partnership interest	10/1/2022		11,131,556	12,339,960
SLP Redwood Co-Invest, L.P.*	Communication Services	Limited partnership interest	10/1/2022		8,598,548	10,443,677
Total Asia - Pacific					19,730,104	22,783,637

Europe - 10.8%
AHP Horsepower Co-Invest L.P.*[9]	Health Care	Limited partnership interest	12/19/2025	5,000	5,073,595	5,000,000
BW CDMO Co-Invest, L.P.*	Health Care	Limited partnership interest	11/4/2024		10,358,553	8,398,306
CVC Capital Partners Pachelbel (A) SCSp*[3,8]	Education Services	Limited partnership interest	7/8/2024		2,238,381	3,532,478
EQT VIII Co-Investment (D) SCSp*[8]	Health Care	Limited partnership interest	10/1/2022		11,492,147	15,636,737
Kirk Beauty Co-Investment Limited Partnership*[8]	Consumer Discretionary	Limited partnership interest	10/1/2022		6,888,562	4,887,399
LEP CP Co-Invest L.P.*[3,8]	Industrials	Limited partnership interest	3/27/2025		6,639,912	6,872,051
Mayfair Olympic Holdco Limited*[8,9]	Utilities	Ordinary Shares	10/1/2022	1,243,556	7,914,290	6,361,994
Neptune Co-Investment, L.P.*[3]	Energy	Limited partnership interest	10/1/2022		9,815,968	892,687
SLP Jewel Co-Invest, L.P.*	Consumer Discretionary	Limited partnership interest	10/1/2022		5,883,679	7,988,556
SLP Mistral Co-Invest, L.P.*	Financials	Limited partnership interest	10/1/2022		14,200,580	20,059,063
SLP Zephyr Investors, L.P.*	Communication Services	Limited partnership interest	10/1/2022		7,831,030	6,125,651
Total Europe					88,336,697	85,754,922

See accompanying notes to the Consolidated Schedule of Investments

Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

Investments - 110.0%[7]	Sector	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Direct Investments (Continued)
Direct Equity (Continued)
North America - 57.2%
ABCL Equity Investors, L.P.*	Professional Services	Limited partnership interest	8/12/2025		$5,009,332	$5,000,000
ACP Canopy Co-Invest LLC*	Health Care	Limited liability company interest	11/1/2022	20,082	20,081,967	24,619,451
ACP Ukulele Co-Invest LP*	Health Care	Common Units	3/4/2024	25,671	5,085,250	7,930,704
Ares EPIC Co-Invest Delaware Feeder, L.P.*[3]	Energy	Limited partnership interest	10/1/2022		-	507,709
Ares EPIC Co-Invest II L.P.*[3]	Energy	Limited partnership interest	10/1/2022		-	98,174
Avista Healthcare Partners CV II, L.P.[3]	Industrials	Limited partnership interest	7/1/2025		2,031,981	2,043,786
BP ACE CV, L.P.*[3,9]	Information Technology	Limited partnership interest	12/12/2025		7,442,020	10,716,671
Carlyle Sabre Coinvestment, L.P.*	Industrials	Limited partnership interest	10/1/2022		7,055,319	17,712,414
CC AEC Co-Invest L.P.*	Health Care	Limited partnership interest	10/1/2022	5,780	5,873,900	3,224,681
CCP AMP Holdings, LLC*[9]	Health Care	Limited liability company interest	11/28/2025		10,000,000	20,000,000
Centeotl Co-Invest B, L.P.*[3]	Consumer Staples	Limited partnership interest	5/15/2023		5,160,290	5,114,472
COP Accounting Investment, LLC*[9]	Industrials	Class A Units	10/31/2025	5,000,000	5,017,316	5,000,000
COP Exterminators Investment, LLC *[9]	Consumer Staples	Limited liability company interest	7/28/2023	8,035,714	9,000,000	11,655,378
Donut Topco LLC*[9]	Consumer Staples	Class A Units	5/30/2025	10,000	10,000,000	10,000,000
Ergotron Investments, LLC*[9]	Industrials	Common Units	10/1/2022	50,000	5,000,000	5,186,094
Gula Co-Invest II, L.P.*[3]	Consumer Discretionary	Common Units	10/23/2024	5,000	5,025,000	6,955,886
Hermod Co-Invest, LP*[3]	Consumer Discretionary	Common Units	10/15/2024	5,000,000	5,154,248	7,293,948
Hildred Capital ACP-A, LP*[3,9]	Health Care	Limited partnership interest	11/12/2025		5,849,288	7,072,258
Hildred Capital Co-Invest-REBA, LP*[3]	Health Care	Limited partnership interest	1/15/2025		14,595,795	19,212,531
Iaso Fund, L.P.*[3,9]	Health Care	Limited partnership interest	12/12/2025		6,959,055	12,657,228
Ishtar Co-Invest-B LP*[3]	Consumer Staples	Limited partnership interest	11/4/2022		5,851,409	48,346,499
KLC Fund 0325-CI LP*[3]	Health Care	Limited partnership interest	5/9/2025		4,098,537	4,000,000
LC Ahab Aggregator, LP	Consumer Discretionary	Limited partnership interest	7/31/2024	5,000	3,104,978	7,961,700
LCG5 Candlelight, L.P.*	Communication Services	Limited partnership interest	2/24/2025	1,000,000	10,322,863	16,520,794
LCMM Revolution Aggregator, L.P.*	Consumer Discretionary	Class A Units	7/14/2025	5,000	5,016,787	6,925,796

See accompanying notes to the Consolidated Schedule of Investments

Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

Investments - 110.0%[7]	Sector	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Direct Investments (Continued)
Direct Equity (Continued)
North America (Continued)
LGP Sage PC Coinvest LP3	Industrials	Limited partnership interest	3/31/2025		$7,713,947	$11,222,669
LH Equity Investors, L.P.*	Industrials	Limited partnership interest	9/3/2025		9,633,007	13,529,326
MyTown Health Partners Parent, LP*[3,9]	Health Care	Limited partnership interest	7/17/2024	4,375,000	4,375,000	4,801,779
NBPT Aggregator, LLC*[3,9]	Health Care	Preferred Units	2/28/2025	8,000	8,023,333	11,064,127
NE Parent Holdings, LLC*[9]	Communication Services	Common Units	8/29/2025	65,313	4,441,028	6,499,750
NE Parent Holdings, LLC*[9]	Communication Services	Preferred Units	8/29/2025	5,050	5,558,972	6,848,502
Oshun Co-Invest-B LP*[3]	Consumer Staples	Limited partnership interest	11/4/2022		3,208,978	5,991,215
PT Co-Invest II, L.P.*[3]	Financial Technology	Limited partnership interest	8/28/2023		10,072,394	11,734,275
RCP Monte Nido Co-Investment Fund, L.P.*	Health Care	Limited partnership interest	4/10/2023		6,252,098	4,929,389
RCP MQ Co-Investment Fund, L.P.*	Health Care	Limited partnership interest	12/2/2024		3,453,460	6,597,809
RCP Ocean Co-Investment Fund, L.P.*	Information Technology	Limited partnership interest	4/23/2025		6,171,604	6,000,000
s20 SPV VIII, a Series of CGF2021 LLC*	Financials	Limited partnership interest	9/30/2025		10,550,794	23,169,567
s20 SPV X, a Series of CGF2021 LLC*	Financials	Limited partnership interest	10/15/2025		5,594,970	11,652,734
SLP Blue Co-Invest, L.P.*	Information Technology	Limited partnership interest	10/1/2022		8,731,291	8,751,575
SLP West Holdings Co-Invest II, L.P.[5]	Communication Services	Limited partnership interest	10/1/2022		9,344	393,883
Thorium AppDirect Co-Invest, LLC*	Information Technology	Limited liability company interest	9/30/2024	10,000,000	10,714,952	25,761,006
TPG VII Renown Co-Invest II, L.P.*	Consumer Discretionary	Limited partnership interest	10/1/2022		5,098,713	43,572
VCP Roland Co-Invest Aggregator, L.P.*	Consumer Staples	Limited partnership interest	10/21/2024	5,000	5,094,389	5,000,000
VCP Tech24 Co-Invest Aggregator, L.P.*	Business Services	Limited partnership interest	5/15/2024	5,000	5,353,054	4,356,146
WE Select Fund 1, L.P.*[3]	Health Care	Limited partnership interest	2/5/2025		3,828,013	4,967,428
WPP Fairway Aggregator B, L.P.*[9]	Consumer Staples	Class A Preferred Units	10/1/2022	13,053	13,053,292	13,803,028
WPP Fairway Aggregator B, L.P.*[9]	Consumer Staples	Class B Common Units	10/1/2022	13,053	87,364	-
Total North America					299,755,332	452,873,954
Total Direct Equity					407,822,133	561,412,513
Total Direct Investments - 71.2%					409,961,300	563,552,178

See accompanying notes to the Consolidated Schedule of Investments

Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

Investments - 110.0%[7]	Sector	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Investment Funds - 38.1%[1,2]
Asia - Pacific - 2.2%
BPEA Private Equity Fund VI, L.P.2*[3]		Limited partnership interest	10/1/2022		$10,515,661	$1,965,357
BPEA Private Equity Fund VII, SCSp[3]		Limited partnership interest	10/1/2022		19,393,033	15,388,202
Total Asia - Pacific					29,908,694	17,353,559

Europe - 8.9%
CVC Capital Partners VI (D) S.L.P.[3,8]		Limited partnership interest	10/1/2022		13,809,320	7,916,911
CVC Capital Partners VII (A) L.P.[3,8]		Limited partnership interest	10/1/2022		18,139,486	17,053,051
EQT IX (No.1) EUR SCSp*[3,8]		Limited partnership interest	10/1/2022		12,244,426	14,204,628
EQT VII (No.1) Limited Partnership*[3,8]		Limited partnership interest	10/1/2022		7,762,174	4,899,773
EQT VIII (No.1) SCSp[3,8]		Limited partnership interest	10/1/2022		18,504,909	13,953,661
Sixth Cinven Fund (No. 2) Limited Partnership[3,8]		Limited partnership interest	10/1/2022		19,608,426	12,485,944
Total Europe					90,068,741	70,513,968

North America - 27.0%
Ares Corporate Opportunities Fund V, L.P.*[3]		Limited partnership interest	10/1/2022		13,409,589	11,548,429
Ares Corporate Opportunities Fund VI Parallel (TE), L.P.[3]		Limited partnership interest	10/1/2022		19,551,415	27,177,565
Ares Energy Opportunities Fund B, L.P.[3]		Limited partnership interest	10/1/2022		3,175,675	1,680,870
Avista Healthcare Partners (Offshore) II, L.P.[3]		Limited partnership interest	3/31/2025		9,715,083	11,551,244
Bansk Fund I-B, L.P.*[3]		Limited partnership interest	9/13/2023		5,359,199	4,888,630
Bansk Fund II-B, L.P.[3]		Limited partnership interest	12/12/2025		-	149,988
Carlyle International Energy Partners II S.C.Sp.[3]		Limited partnership interest	10/1/2022		13,684,323	10,386,444
Carlyle Partners VI, L.P.[3,4]		Limited partnership interest	10/1/2022		3,954,681	1,334,809
Carlyle Partners VII, L.P.[3]		Limited partnership interest	10/1/2022		9,176,454	10,169,253
Catterton Partners VII, L.P.*[3]		Limited partnership interest	10/1/2022		17,152,531	10,018,976

See accompanying notes to the Consolidated Schedule of Investments

Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

Investments - 110.0%[7]	Sector	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Investment Funds (Continued)
North America (Continued)
Gridiron Capital (Parallel) Fund V, L.P.*[3]		Limited partnership interest	11/27/2023		$4,459,597	$5,021,947
Insignia Capital Partners, L.P.[3,4]		Limited partnership interest	10/1/2022		28,738,987	8,836,163
Lightyear Fund III, L.P.[3,4]		Limited partnership interest	10/1/2022		-	24,598
Revelstoke Capital Partners Fund III, L.P.[3]		Limited partnership interest	8/22/2023		4,029,943	4,503,305
Riverstone Global Energy and Power Fund VI, L.P.[3]		Limited partnership interest	10/1/2022		3,798,125	1,344,561
Riverstone Non-ECI Partners, L.P.[3]		Limited partnership interest	10/1/2022		9,111,261	3,283,412
Sage Equity Investors Side, L.P.*[3]		Limited partnership interest	9/30/2025		-	394,455
Silver Lake Partners IV, L.P.[3,4]		Limited partnership interest	10/1/2022		13,025,656	12,250,871
Silver Lake Partners V, L.P.[3,4]		Limited partnership interest	10/1/2022		17,678,050	16,211,676
SK Capital Partners III, L.P.*[3]		Limited partnership interest	10/1/2022		21,222,987	5,937,183
SL SPV-2, L.P.		Limited partnership interest	10/1/2022		5,198,499	5,579,418
SunTx Capital Partners II, L.P.*		Limited partnership interest	10/1/2022		6,048,777	23,897,192
TPG HealthCare Partners, L.P.*[3]		Limited partnership interest	10/1/2022		5,640,331	6,277,171
TPG Partners VI, L.P.[3]		Limited partnership interest	10/1/2022		2,668,398	658,759
TPG Partners VIII, L.P.[3]		Limited partnership interest	10/1/2022		19,005,448	20,118,788
Webster Equity Partners VI, L.P.*[3]		Limited partnership interest	12/30/2025		-	72,599
WestView Capital Partners III, L.P.*[3]		Limited partnership interest	10/1/2022		9,571,190	6,084,290
Wind Point Partners VII-B, L.P.*[3]		Limited partnership interest	10/1/2022		1,762,976	348,071
Wind Point Partners X-B, L.P.*[3]		Limited partnership interest	4/5/2024		3,576,930	4,643,073
Total North America					250,716,105	214,393,740
Total Investment Funds - 38.1%					370,693,540	302,261,267

See accompanying notes to the Consolidated Schedule of Investments

Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

Investments - 110.0%[7]	Sector	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Short-Term Investments - 0.7%
North America - 0.7%
Fidelity Institutional Government Portfolio - Class I, 3.67%[6]				5,868,409	$5,868,409	$5,868,409
Total Short-Term Investments - 0.7%					5,868,409	5,868,409

Total Investments - 110.0%					786,523,249	871,681,854
Net Other Assets (Liabilities) - (10.0%)						(79,583,993)
Total Net Assets - 100.0%						$792,097,861

Legend

SOFR - Secured Overnight Financing Rate

CME Term SOFR 1M - Chicago Mercantile Exchange forward looking measure of SOFR for one month: 3.70%, as of December 31, 2025. Actual reference rates may vary based on the reset date of the security.

CME Term SOFR 6M - Chicago Mercantile Exchange forward looking measure of SOFR for six months: 3.58%, as of December 31, 2025. Actual reference rates may vary based on the reset date of the security.

*	Investment is non-income producing.
[1]	Direct Investments and Investment Funds are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been acquired on various dates and for different amounts. The acquisition date is shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of December 31, 2025 was $865,813,445, or 109.3% of net assets. Total cost of restricted investments as of December 31, 2025 was $780,654,840.
[2]	Direct Investments and Investment Funds do not allow redemptions or withdrawals except at discretion of their general partner, manager, or adviser.
[3]	Investment has been committed to but has not been fully funded by the Fund.
[4]	All or a portion of this security is held through a consolidated Subsidiary, CC PMF Splitter Partnership.
[5]	All or a portion of this security is held through a consolidated Subsidiary, CC PMF Blocker, LLC.
[6]	The rate is the annualized seven-day yield as of December 31, 2025.
[7]	Investments are held through CC PMF Holdings, LLC, a consolidated Subsidiary, unless otherwise denoted.
[8]	Foreign security denominated in U.S. Dollars.
[9]	The fair value of the investment was determined using significant unobservable inputs.
[10]	Variable rate security. Rate shown is the rate in effect as of December 31, 2025.

See accompanying notes to the Consolidated Schedule of Investments

Constitution Capital Access Fund, LLC

Notes To Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

Note 1 - Valuation of Investments

The Fund invests, under normal circumstances, in a broad portfolio of private assets and values them at fair value in accordance with the provisions of ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). The Fund’s investments include (i) direct investments (i.e. positions in the equity or debt of operating companies) (“Direct Equity Investments” or “Direct Credit Investments,” respectively, and together, “Direct Investments”); (ii) secondary purchases (i.e. purchases of existing interests that are acquired on the private secondary market (“Secondary Investments”) of closed-end private funds (“Investment Funds”) managed by third-party managers (“Investment Fund Managers”); (iii) primary investments (i.e. commitments to new private equity or other funds, which are sourced and diligence by the Adviser) (“Primary Investments”); (iv) direct or secondary purchases of liquid credit instruments; (v) other liquid investments (i.e. strategies with a higher liquidity profile than direct investments or investments in funds, including listed private equity); and (vi) short-term investments, which generally are cash equivalents that represent investments in high quality money market instruments and/or money market mutual funds (together, “Short-term Investments”).

The Adviser has been designated by the Board as the valuation designee for the Fund pursuant to Rule 2a-5 of the Investment Company Act to perform fair value determinations and has approved valuation procedures for the Fund. Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security.

Where available, the Fund uses the net asset value (“NAV”) reported by the sponsors (“Sponsors”) of the Direct Investments and Investment Fund Managers as a practical expedient in determining their fair values as of a valuation date for the Fund, in accordance with ASC 820. If the most recent NAV is reported as of a date which does not align with the valuation date for the Fund, the Adviser assesses whether an adjustment to the most recently reported NAV is justified in accordance with the Fund’s valuation procedures. In making this assessment, the Adviser considers, among other things, information provided by the Sponsors and Investment Fund Managers, including quarterly unaudited financial statements and cash flow activity observed during the period between the most recently reported NAV date and the valuation date for the Fund. The Adviser will also review the appropriateness of the adjustment to the most recently reported NAV based on any new information or changes in assumptions regarding the security, reliable public information, actual trade prices or other information that becomes available subsequent to the most recently reported NAV.

If a NAV is not reported by a Sponsor or an Investment Fund Manager to the Fund or an investment does not meet the qualifications of an investment company under ASC 946, the Adviser may make a fair value determination by utilizing information provided by the Sponsor or Investment Fund Manager, including quarterly unaudited financial statements, financial forecasts, and cash flow activity observed during the valuation period. The Adviser may also utilize the cost of the investment, present value or other subjective income and market-based valuation techniques acceptable under ASC 820. These techniques may include references to market multiples, valuations for comparable companies, public market or private transactions, subsequent developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

The Adviser has established an internal valuation committee consisting of senior members of the organization to review and approve valuations related to the Direct Investments and Investment Funds as of each valuation date.

For investments that are publicly traded and have market quotations readily available on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange, valuations will be based on their respective market price and may be further adjusted for potential restrictions on the transfer or sale of such securities.

Constitution Capital Access Fund, LLC

Notes To Consolidated Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

Note 2 – Fair Value Measurements

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price), or in the absence of a principal market, the most advantageous market for the asset, and establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Adviser. Unobservable inputs reflect the Adviser’s assumption about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. The types of financial instruments included in Level 1 are listed unrestricted securities, equities and listed derivatives, if any, listed in active markets.

Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly in active markets as of the reporting date, and fair value that is determined using models or other valuation methodologies. Financial instruments in this category generally include corporate bonds and loans, less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities, over-the-counter derivatives where fair value is based on observable inputs and interests in Private Assets whose fair value is predominantly attributable to investments in Level 1 type securities. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3 – Inputs that are unobservable for the asset or liability and that include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation. Financial instruments in this category generally include equity and debt positions in private companies, and non-redeemable investments in alternative investment funds, non-investment grade residual interests in securitizations, collateralized loan obligations, and certain over-the-counter derivatives, if any, where the fair value is based on unobservable inputs.

ASC 820 also permits a reporting entity to measure the fair value of an asset that does not have a readily determinable fair value based on the reported NAV per share, or its equivalent, as a practical expedient for its fair value. Accordingly, the Fund may utilize the NAV per share as reported by certain Sponsors and Investment Fund Managers as of a valuation date as a practical expedient for its fair value. If the NAV reported by certain Sponsors and Investment Fund Managers is not as of the same date as the valuation date, the Fund is permitted under ASC 820 to estimate the fair value of those Private Assets by adjusting the most recently reported NAV as a practical expedient for fair value.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Constitution Capital Access Fund, LLC

Notes To Consolidated Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of December 31, 2025:

	Level 1	Level 2	Level 3	NAV as a Practical Expedient(1)	Total
Investments
Direct Investments	$—	$4,887,399	$138,806,474	$419,858,305	$563,552,178
Investment Funds	—	—	—	302,261,267	302,261,267
Short-Term Investments	5,868,409	—	—	—	5,868,409
Total Investments	$5,868,409	$4,887,399	$138,806,474	$722,119,572	$871,681,854

(1)	Direct Investments and Investment Funds that are measured at fair value using NAV (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy. The fair values presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.